UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-04670

Deutsche Global/International Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	2/29/2016

ITEM 1.	REPORT TO STOCKHOLDERS

February 29, 2016

Semiannual Report
to Shareholders

Deutsche Global Growth Fund

Contents

3 Letter to Shareholders

5 Performance Summary

8 Portfolio Management Team

9 Portfolio Summary

14 Investment Portfolio

22 Statement of Assets and Liabilities

24 Statement of Operations

25 Statement of Changes in Net Assets

26 Financial Highlights

31 Notes to Financial Statements

43 Information About Your Fund's Expenses

45 Advisory Agreement Board Considerations and Fee Evaluation

50 Account Management Resources

52 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The fund may lend securities to approved institutions. Small company stocks tend to be more volatile than medium-sized or large company stocks. Stocks may decline in value. See the prospectus for details.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

The global economy appears to be on track for continued, albeit modest, growth over the next year, with the U.S. leading Europe and Japan. Here at home, employment growth continues, although the pace has slowed in recent months. Housing data is positive and household finances are benefitting from lower levels of debt and debt service, gains in real income and lower energy prices.

Growth overseas, particularly in emerging economies, is a lingering concern. The stronger dollar and sluggish growth abroad have had a negative impact on U.S. exporters and manufacturers, and lower global energy prices have taken a toll on the domestic energy sector. Nevertheless, our economists see sufficient reason to expect the U.S. economy overall to maintain its moderate expansionary path.

For months, the most persistent question has been when the Federal Reserve Board (the Fed) would begin to tighten its monetary policy. That question was answered on December 16, when the Fed bumped short-term rates up by 0.25%. Based on financial data and guidance from the Fed itself, analysts agree that the tightening process is likely to be "low and slow."

As always, we encourage you to visit deutschefunds.com for timely information and insights about economic developments and your Deutsche fund investment. With frequent updates from our CIO Office and economists, we want to ensure that you are equipped to make informed decisions.

Thank you for your continued investment. We appreciate the opportunity to serve your investment needs.

Best regards,

Brian Binder President, Deutsche Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Performance Summary February 29, 2016 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/29/16
Unadjusted for Sales Charge	–8.28%	–13.13%	1.67%	1.88%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–13.56%	–18.13%	0.47%	1.28%
MSCI World Index†	–5.18%	–11.00%	4.92%	3.82%
Average Annual Total Returns as of 12/31/15 (most recent calendar quarter end)
Unadjusted for Sales Charge		–1.92%	3.93%	3.57%
Adjusted for the Maximum Sales Charge (max 5.75% load)		–7.55%	2.71%	2.96%
MSCI World Index†		–0.87%	7.59%	4.98%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/29/16
Unadjusted for Sales Charge	–8.64%	–13.81%	0.91%	1.12%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–9.55%	–13.81%	0.91%	1.12%
MSCI World Index†	–5.18%	–11.00%	4.92%	3.82%
Average Annual Total Returns as of 12/31/15 (most recent calendar quarter end)
Unadjusted for Sales Charge		–2.64%	3.16%	2.80%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		–2.64%	3.16%	2.80%
MSCI World Index†		–0.87%	7.59%	4.98%
Class R	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/29/16
No Sales Charges	–8.41%	–13.35%	1.39%	1.61%
MSCI World Index†	–5.18%	–11.00%	4.92%	3.82%
Average Annual Total Returns as of 12/31/15 (most recent calendar quarter end)
No Sales Charges		–2.16%	3.64%	3.30%
MSCI World Index†		–0.87%	7.59%	4.98%
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/29/16
No Sales Charges	–8.16%	–12.92%	1.95%	2.15%
MSCI World Index†	–5.18%	–11.00%	4.92%	3.82%
Average Annual Total Returns as of 12/31/15 (most recent calendar quarter end)
No Sales Charges		–1.67%	4.21%	3.85%
MSCI World Index†		–0.87%	7.59%	4.98%
Institutional Class	6-Month‡	1-Year	5-Year	Life of Class*
Average Annual Total Returns as of 2/29/16
No Sales Charges	–8.16%	–12.92%	1.95%	2.62%
MSCI World Index†	–5.18%	–11.00%	4.92%	4.05%
Average Annual Total Returns as of 12/31/15 (most recent calendar quarter end)
No Sales Charges		–1.67%	4.22%	3.73%
MSCI World Index†		–0.87%	7.59%	5.13%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2015 are 1.52%, 2.25%, 1.85%, 1.20% and 1.18% for Class A, Class C, Class R, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

The Fund may charge a 2% fee for redemptions of shares held less than 15 days.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Prior to February 1, 2013, the fund had a sub-advisor and a different management team that operated with a different investment strategy. Performance may have been different if the fund’s current investment strategy had been in effect.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
■ Deutsche Global Growth Fund — Class A ■ MSCI World Index†

Yearly periods ended February 29

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* Institutional Class commenced operations on August 26, 2008. The performance shown for the index is for the time period of August 31, 2008 through February 29, 2016 (through December 31, 2015 for the most recent calendar quarter end returns), which is based on the performance period of the life of Institutional Class.

† The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index that tracks the performance of stocks in select developed markets around the world, including the U.S.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class R	Class S	Institutional Class
Net Asset Value
2/29/16	$ 26.13	$ 24.97	$ 26.03	$ 26.08	$ 26.08
8/31/15	$ 28.49	$ 27.33	$ 28.42	$ 28.40	$ 28.40
Distribution Information as of 2/29/16
Income Dividends, Six Months	$ —	$ —	$ —	$ .0014	$ .0014

Portfolio Management Team

Joseph Axtell, CFA, Managing Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 2013.

— Joined Deutsche Asset Management in 2001 with 16 years of industry experience; previously, he served as a European Equities Portfolio Manager at Scudder Investments (which was later acquired by Deutsche Bank). Prior to joining, he worked as a Senior Analyst for International Equities at Merrill Lynch Investment Managers, as an International Research Analyst at PCM International and in various investment positions at Prudential Capital Corporation, Prudential-Bache Capital Funding and Prudential Equity Management Associates.

— Portfolio Manager for Global Small Cap and US Small and Mid Cap Equities: New York.

— BS, Carlson School of Management, University of Minnesota.

Rafaelina M. Lee, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2013.

— Joined Deutsche Asset Management in 1999 with 15 years of industry experience; previously, she served as a Senior Research Analyst. Prior to joining, she worked as a Latin America Market Strategist at J.P. Morgan Securities. Previously, she was an Equity Strategist at UBS Securities and a Research Analyst in the Portfolio Strategy Group at Goldman Sachs. Her research has been referenced by Harvard University, Duke University, The World Bank, AIMR/CFA publications and in several global finance textbooks.

— Portfolio Manager for US Small and Mid Cap Equities: New York.

— BA in Mathematical Statistics, Columbia University; MBA in Finance, Stern School of Business, New York University; Deutsche Bank Ambassador and member of the DB Philanthropy Committee since 2011.

Sebastian P. Werner, PhD, Vice President

Co-Lead Portfolio Manager of the fund. Began managing the fund in 2013.

— Joined Deutsche Asset Management in 2008; previously, he served as a Research Assistant for the Endowed Chair of Asset Management at the European Business School, Oestrich-Winkel while earning his PhD.

— Portfolio Manager for Global and US Growth Equities: New York.

— MBA in International Management, the Thunderbird School of Global Management; Masters Degree ("Diplom-Kaufmann") and PhD in Finance ("Dr.rer.pol."), the European Business School, Oestrich-Winkel.

Mark Schumann, CFA, Director

Portfolio Manager of the fund. Began managing the fund in 2015.

— Joined Deutsche Asset Management in 2003.

— Portfolio Manager — European Equities: New York.

— Master’s Degree in Finance, University of St. Gallen (HSG), Switzerland.

Portfolio Summary (Unaudited)

Ten Largest Equity Holdings at February 29, 2016 (12.9% of Net Assets)	Country	Percent
1. Galenica AG Manufactures and distributes pharmaceuticals and offers related services	Switzerland	1.6%
2. Amphenol Corp. Designs, manufactures and markets electrical, electronic and fiber optic connectors	United States	1.5%
3. MasterCard, Inc. Offers transaction processing and related services	United States	1.4%
4. Brookfield Asset Management, Inc. Asset management company focused on the real estate and power generation sectors	Canada	1.3%
5. Marine Harvest ASA Fish farming plant	Norway	1.3%
6. Fresenius Medical Care AG & Co. KGaA Manufacturer that distributes equipment and products for dialysis patients	Germany	1.2%
7. United Internet AG Offers Internet access services	Germany	1.2%
8. Eurofins Scientific Laboratory safety and purity analysis	Luxembourg	1.2%
9. JPMorgan Chase & Co. Provider of global financial services	United States	1.1%
10. Meda AB International specialty pharmaceutical company	Sweden	1.1%

Portfolio holdings and characteristics are subject to change.

For more complete details about the fund's investment portfolio, see page 14. A quarterly Fact Sheet is available on deutschefunds.com or upon request. Please see the Account Management Resources section on page 50 for contact information.

Investment Portfolio as of February 29, 2016 (Unaudited)

	Shares	Value ($)

Common Stocks 94.3%
Australia 0.5%
Austal Ltd.	366,132	362,677
G8 Education Ltd. (a)	1,207,425	2,945,577
(Cost $3,904,783)		3,308,254
Bermuda 0.5%
Lazard Ltd. "A" (Cost $2,116,278)	85,128	2,994,803
Canada 4.4%
Agnico Eagle Mines Ltd. (a)	182,000	6,404,302
Alimentation Couche-Tard, Inc. "B"	140,000	6,334,664
Brookfield Asset Management, Inc. "A"	266,500	8,180,151
Quebecor, Inc. "B"	157,219	4,003,100
SunOpta, Inc.* (a)	369,785	2,259,386
(Cost $21,742,766)		27,181,603
China 0.3%
Minth Group Ltd. (Cost $1,276,872)	904,633	1,638,605
Denmark 0.3%
A P Moller-Maersk AS "B" (Cost $1,799,903)	1,200	1,589,361
Finland 1.3%
Cramo Oyj	197,555	3,952,690
Sampo Oyj "A"	94,000	4,240,234
(Cost $8,872,616)		8,192,924
France 2.8%
Altran Technologies SA	266,400	3,174,501
Elior 144A	161,300	3,281,294
Flamel Technologies SA (ADR)*	432,750	3,777,908
Parrot SA*	67,048	1,535,212
Pernod Ricard SA	48,600	5,190,406
(Cost $21,770,129)		16,959,321
Germany 5.9%
Allianz SE (Registered)	20,000	2,983,471
BASF SE	37,000	2,418,431
Bayer AG (Registered)	26,900	2,818,104
Fresenius Medical Care AG & Co. KGaA	88,000	7,424,715
LANXESS AG	55,000	2,296,997
Merck KGaA	37,800	3,222,640
Patrizia Immobilien AG	187,790	4,413,006
United Internet AG (Registered)	147,283	7,229,141
VIB Vermoegen AG	173,185	3,126,783
(Cost $30,633,811)		35,933,288
Hong Kong 1.6%
AIA Group Ltd.	240,000	1,224,198
K Wah International Holdings Ltd.	4,445,829	1,579,132
REXLot Holdings Ltd.	43,252,753	1,675,152
Techtronic Industries Co., Ltd.	1,332,501	5,088,405
(Cost $10,865,389)		9,566,887
India 0.4%
WNS Holdings Ltd. (ADR)* (Cost $2,722,685)	93,549	2,666,147
Indonesia 0.6%
PT Arwana Citramulia Tbk	48,951,192	2,071,639
PT Multipolar Tbk	72,841,763	1,557,742
(Cost $7,429,254)		3,629,381
Ireland 3.4%
Greencore Group PLC	908,343	4,800,896
Kerry Group PLC "A"	70,000	6,126,230
Paddy Power Betfair PLC	37,742	5,741,913
Ryanair Holdings PLC (ADR)	48,873	4,064,767
(Cost $14,690,751)		20,733,806
Italy 0.8%
Prysmian SpA	180,379	3,686,941
Telit Communications PLC* (a)	375,500	1,162,706
(Cost $5,305,875)		4,849,647
Japan 6.0%
Ai Holdings Corp.	206,050	5,389,181
Anicom Holdings, Inc.* (a)	68,700	1,587,211
Asics Corp.	100,000	1,815,967
Kusuri No Aoki Co., Ltd.	111,850	4,956,484
MISUMI Group, Inc.	240,789	3,204,817
Nippon Seiki Co., Ltd.	257,993	4,999,566
Optex Co., Ltd.	60,200	1,538,985
Syuppin Co., Ltd. (a)	222,800	2,333,615
Topcon Corp. (a)	198,100	2,131,008
United Arrows Ltd.	86,183	3,966,445
Universal Entertainment Corp.	213,496	3,307,995
UT Group Co., Ltd.* (a)	417,324	1,610,003
(Cost $27,707,695)		36,841,277
Korea 0.2%
Suprema HQ, Inc.*	38,010	250,491
Suprema, Inc.*	43,830	756,669
(Cost $1,734,028)		1,007,160
Luxembourg 1.2%
Eurofins Scientific (Cost $4,839,925)	20,000	7,135,334
Malaysia 1.6%
Hartalega Holdings Bhd.	1,988,054	2,321,431
IHH Healthcare Bhd.	1,600,000	2,432,369
Nirvana Asia Ltd. 144A	10,425,305	2,881,751
Tune Protect Group Bhd.	7,213,321	2,059,612
(Cost $10,871,177)		9,695,163
Mexico 0.5%
Fomento Economico Mexicano SAB de CV (ADR) (Cost $3,162,653)	34,200	3,200,778
Netherlands 2.3%
Brunel International NV	103,049	1,796,781
Core Laboratories NV (a) (b)	33,400	3,504,996
ING Groep NV (CVA)	312,000	3,689,119
SBM Offshore NV*	180,377	2,286,778
Sensata Technologies Holding NV* (b)	79,800	2,721,978
(Cost $16,537,110)		13,999,652
Norway 1.3%
Marine Harvest ASA* (Cost $6,694,531)	565,000	8,086,651
Panama 0.5%
Banco Latinoamericano de Comercio Exterior SA "E" (Cost $3,330,649)	141,355	3,020,756
Philippines 0.5%
Universal Robina Corp. (Cost $3,259,432)	690,000	2,875,806
Singapore 0.2%
Lian Beng Group Ltd. (Cost $1,655,249)	4,633,501	1,416,088
Sweden 4.0%
Assa Abloy AB "B"	275,500	5,286,739
Atlas Copco AB "A"	115,000	2,596,567
Meda AB "A"	392,000	6,950,149
Nobina AB 144A*	743,011	3,080,746
Svenska Cellulosa AB "B"	113,000	3,384,140
Swedbank AB "A"	170,500	3,456,294
(Cost $24,061,913)		24,754,635
Switzerland 4.0%
Dufry AG (Registered)*	26,577	2,788,815
Galenica AG (Registered) (a)	6,600	9,926,917
Lonza Group AG (Registered)*	28,000	4,260,002
Nestle SA (Registered)	87,100	6,100,317
UBS Group AG (Registered)	81,000	1,244,407
(Cost $21,605,973)		24,320,458
Thailand 0.1%
Malee Sampran PCL (Foreign Registered) (Cost $1,511,302)	1,049,452	957,260
United Kingdom 8.6%
Aon PLC (b)	30,000	2,858,700
Arrow Global Group PLC	988,409	3,050,654
Auto Trader Group PLC 144A	468,400	2,366,552
AVEVA Group PLC	118,337	2,507,380
Babcock International Group PLC	437,255	5,550,054
Clinigen Healthcare Ltd.*	390,223	3,440,742
Compass Group PLC	230,000	4,047,359
Crest Nicholson Holdings PLC	419,756	3,264,888
Domino's Pizza Group PLC	259,950	3,789,618
Halma PLC	232,000	2,865,161
Hargreaves Lansdown PLC	172,540	2,971,235
Howden Joinery Group PLC	467,491	3,196,146
IMI PLC	85,000	1,005,209
Jardine Lloyd Thompson Group PLC	167,338	1,855,669
Polypipe Group PLC	715,100	3,112,341
Reckitt Benckiser Group PLC	38,400	3,503,357
Smith & Nephew PLC	100,000	1,625,535
Spirax-Sarco Engineering PLC	37,188	1,627,452
(Cost $50,058,062)		52,638,052
United States 40.5%
AbbVie, Inc.	52,000	2,839,720
Acadia Healthcare Co., Inc.* (a)	54,000	2,992,140
Activision Blizzard, Inc.	97,000	3,071,990
Advance Auto Parts, Inc.	20,423	3,031,590
Affiliated Managers Group, Inc.* (a)	14,968	2,075,912
Allergan PLC*	15,600	4,525,716
Alliance Data Systems Corp.*	25,600	5,379,328
Amphenol Corp. "A"	171,500	9,101,505
AZZ, Inc.	59,859	3,022,880
Bank of America Corp.	200,000	2,504,000
Berry Plastics Group, Inc.*	91,653	2,853,158
Bristol-Myers Squibb Co.	44,000	2,724,920
Cardtronics, Inc.* (a)	107,154	3,613,233
Casey's General Stores, Inc.	48,188	5,087,207
Cerner Corp.*	50,000	2,553,000
Citrix Systems, Inc.*	57,200	4,041,180
Danaher Corp.	66,600	5,945,382
Del Taco Restaurants, Inc.* (a)	337,816	3,658,547
Diamondback Energy, Inc.*	26,829	1,911,566
DigitalGlobe, Inc.*	51,762	778,501
Dollar General Corp.	59,500	4,417,875
Ecolab, Inc.	50,700	5,199,285
Encore Capital Group, Inc.*	61,198	1,422,854
EOG Resources, Inc.	54,500	3,528,330
Exxon Mobil Corp. (a)	38,000	3,045,700
FCB Financial Holdings, Inc. "A"*	52,941	1,588,759
Fox Factory Holding Corp.* (a)	150,016	2,239,739
Gentherm, Inc.*	98,867	4,122,754
Hain Celestial Group, Inc.* (a)	68,398	2,528,674
Harman International Industries, Inc.	55,100	4,225,068
HeartWare International, Inc.*	43,900	1,403,044
Inphi Corp.*	50,900	1,287,770
Jack in the Box, Inc.	50,605	3,479,094
Jarden Corp.* (a)	15,400	814,352
JPMorgan Chase & Co.	124,000	6,981,200
Kindred Healthcare, Inc.	175,534	1,844,862
Knowles Corp.* (a)	177,232	2,016,900
L Brands, Inc.	28,000	2,374,120
Ligand Pharmaceuticals, Inc.* (a)	23,433	2,162,397
MasterCard, Inc. "A" (a)	100,000	8,692,000
Matador Resources Co.* (a)	98,687	1,592,808
MAXIMUS, Inc. (a)	85,079	4,183,334
Middleby Corp.*	47,840	4,429,984
Molina Healthcare, Inc.* (a)	59,077	3,665,137
Nielsen Holdings PLC	92,000	4,631,280
NIKE, Inc. "B"	38,000	2,340,420
Noble Energy, Inc.	136,200	4,017,900
Oaktree Capital Group LLC (a)	75,869	3,482,387
On Assignment, Inc.*	67,700	2,234,777
Orexigen Therapeutics, Inc.* (a)	205,212	145,721
Pacira Pharmaceuticals, Inc.*	72,697	3,780,971
Palo Alto Networks, Inc.*	14,000	2,027,060
PAREXEL International Corp.*	37,959	2,227,814
Polaris Industries, Inc. (a)	34,767	3,056,367
Primoris Services Corp. (a)	219,203	4,682,176
Providence Service Corp.*	132,400	6,290,324
Retrophin, Inc.*	149,543	2,127,997
Schlumberger Ltd.	76,300	5,472,236
Sinclair Broadcast Group, Inc. "A"	119,930	3,702,239
South State Corp. (a)	23,214	1,449,714
Stericycle, Inc.*	13,600	1,549,448
T-Mobile U.S., Inc.*	80,000	2,968,000
Tenneco, Inc.*	75,524	3,437,853
The Sherwin-Williams Co.	6,500	1,758,250
Time Warner, Inc.	58,600	3,879,320
TiVo, Inc.*	300,654	2,522,487
TJX Companies, Inc.	45,500	3,371,550
TriNet Group, Inc.*	111,066	1,453,854
TriState Capital Holdings, Inc.* (a)	268,907	3,229,573
Union Pacific Corp.	37,500	2,957,250
United Technologies Corp.	35,000	3,381,700
Urban Outfitters, Inc.*	84,055	2,226,617
VeriFone Systems, Inc.*	100,722	2,406,249
WABCO Holdings, Inc.*	47,139	4,445,208
WEX, Inc.*	23,779	1,552,769
Zeltiq Aesthetics, Inc.*	165,703	3,816,140
Zoe's Kitchen, Inc.*	71,165	2,485,793
(Cost $243,618,245)		248,068,959
Total Common Stocks (Cost $553,779,056)		577,262,056

Convertible Preferred Stock 0.1%
United States
Providence Service Corp., 5.5% (Cost $572,300)	5,723	681,795

Warrants 0.0%
France
Parrot SA, Expiration Date 12/22/2022*	39,109	29,882
Parrot SA, Expiration Date 12/15/2022*	39,109	27,530
Total Warrants (Cost $0)		57,412

	Principal Amount ($)	Value ($)

Other Investments 0.1%
Brazil
Companhia Vale do Rio Doce (Cost $0)	389,000	387,493

	Shares	Value ($)

Securities Lending Collateral 11.4%
Daily Assets Fund "Capital Shares", 0.42% (c) (d) (Cost $70,056,284)	70,056,284	70,056,284

Cash Equivalents 4.5%
Central Cash Management Fund, 0.33% (c) (Cost $27,217,709)	27,217,709	27,217,709

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $651,625,349)†	110.4	675,662,749
Other Assets and Liabilities, Net	(10.4)	(63,547,296)
Net Assets	100.0	612,115,453

* Non-income producing security.

† The cost for federal income tax purposes was $656,045,672. At February 29, 2016, net unrealized appreciation for all securities based on tax cost was $19,617,077. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $83,400,464 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $63,783,387.

(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at February 29, 2016 amounted to $67,698,421, which is 11.1% of net assets.

(b) Listed on the New York Stock Exchange.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

CVA: Certificaten Van Aandelen (Certificate of Stock)

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$ —	$ 3,308,254	$ —	$ 3,308,254
Bermuda	2,994,803	—	—	2,994,803
Canada	27,181,603	—	—	27,181,603
China	—	1,638,605	—	1,638,605
Denmark	—	1,589,361	—	1,589,361
Finland	—	8,192,924	—	8,192,924
France	3,777,908	13,181,413	—	16,959,321
Germany	—	35,933,288	—	35,933,288
Hong Kong	—	7,891,735	1,675,152	9,566,887
India	2,666,147	—	—	2,666,147
Indonesia	—	3,629,381	—	3,629,381
Ireland	4,064,767	16,669,039	—	20,733,806
Italy	—	4,849,647	—	4,849,647
Japan	—	36,841,277	—	36,841,277
Korea	—	1,007,160	—	1,007,160
Luxembourg	—	7,135,334	—	7,135,334
Malaysia	—	9,695,163	—	9,695,163
Mexico	3,200,778	—	—	3,200,778
Netherlands	6,226,974	7,772,678	—	13,999,652
Norway	—	8,086,651	—	8,086,651
Panama	3,020,756	—	—	3,020,756
Philippines	—	2,875,806	—	2,875,806
Singapore	—	1,416,088	—	1,416,088
Sweden	—	24,754,635	—	24,754,635
Switzerland	—	24,320,458	—	24,320,458
Thailand	—	957,260	—	957,260
United Kingdom	2,858,700	49,779,352	—	52,638,052
United States	248,068,959	—	—	248,068,959
Convertible Preferred Stock	—	—	681,795	681,795
Warrants	—	—	57,412	57,412
Other Investments	387,493	—	—	387,493
Short-Term Investments (e)	97,273,993	—	—	97,273,993
Total	$ 401,722,881	$ 271,525,509	$ 2,414,359	$ 675,662,749

There have been no transfers between fair value measurement levels for the period ended February 29, 2016.

(e) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of February 29, 2016 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $554,351,356) — including $67,698,421 of securities loaned	$ 578,388,756
Investment in Daily Assets Fund (cost $70,056,284)*	70,056,284
Investment in Central Cash Management Fund (cost $27,217,709)	27,217,709
Total investments in securities, at value (cost $651,625,349)	675,662,749
Cash	13,084
Foreign currency, at value (cost $2,653,239)	2,652,039
Receivable for investments sold	6,571,885
Receivable for Fund shares sold	121,187
Dividends receivable	588,271
Interest receivable	38,132
Foreign taxes recoverable	347,444
Other assets	45,716
Total assets	686,040,507
Liabilities
Payable upon return of securities loaned	70,056,284
Payable for investments purchased	2,352,877
Payable for Fund shares redeemed	565,708
Accrued management fee	413,196
Accrued Directors' fees	10,618
Other accrued expenses and payables	526,371
Total liabilities	73,925,054
Net assets, at value	$ 612,115,453
Net Assets Consist of
Distributions in excess of net investment income	(3,173,745)
Net unrealized appreciation (depreciation) on: Investments	24,037,400
Foreign currency	(39,342)
Accumulated net realized gain (loss)	(515,551,347)
Paid-in capital	1,106,842,487
Net assets, at value	$ 612,115,453

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of February 29, 2016 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($56,323,530 ÷ 2,155,754 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$ 26.13
Maximum offering price per share (100 ÷ 94.25 of $26.13)	$ 27.72

Class C

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($21,671,043 ÷ 867,810 shares of capital stock outstanding, $.01 par value, 20,000,000 shares authorized)

$ 24.97
Class R Net Asset Value, offering and redemption price(a) per share ($3,918,589 ÷ 150,547 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$ 26.03
Class S Net Asset Value, offering and redemption price(a) per share ($500,252,561 ÷ 19,184,458 shares of capital stock outstanding, $.01 par value, 100,000,000 shares authorized)	$ 26.08
Institutional Class Net Asset Value, offering and redemption price(a) per share ($29,949,730 ÷ 1,148,402 shares of capital stock outstanding, $.01 par value, 100,000,000 shares authorized)	$ 26.08

(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended February 29, 2016 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $86,481)	$ 3,477,766
Interest	32,914
Income distributions — Central Cash Management Fund	21,153
Securities lending income, including income from Daily Assets Fund, net of borrower rebates	166,493
Total income	3,698,326
Expenses: Management fee	2,964,374
Administration fee	328,330
Services to shareholders	494,796
Distribution and service fees	203,082
Custodian fee	81,298
Professional fees	52,534
Reports to shareholders	39,622
Registration fees	37,400
Directors' fees and expenses	15,060
Other	26,856
Total expenses before expense reductions	4,243,352
Expense reductions	(130,877)
Total expenses after expense reductions	4,112,475
Net investment income (loss)	(414,149)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(16,251,189)
Foreign currency	(447,103)
(16,698,292)
Change in net unrealized appreciation (depreciation) on: Investments	(39,261,823)
Foreign currency	(981)
(39,262,804)
Net gain (loss)	(55,961,096)
Net increase (decrease) in net assets resulting from operations	$ (56,375,245)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

Operations: Net investment income (loss)	$ (414,149)	$ 2,824,562
Net realized gain (loss)	(16,698,292)	23,393,678
Change in net unrealized appreciation (depreciation)	(39,262,804)	(68,498,549)
Net increase (decrease) in net assets resulting from operations	(56,375,245)	(42,280,309)
Distributions to shareholders from: Net investment income: Class A	—	(495,814)
Class R	—	(18,527)
Class S	(27,344)	(5,479,207)
Institutional Class	(1,735)	(402,490)
Total distributions	(29,079)	(6,396,038)
Fund share transactions: Proceeds from shares sold	33,374,957	24,389,790
Reinvestment of distributions	28,065	6,053,959
Payments for shares redeemed	(52,067,045)	(141,211,174)
Redemption fees	537	102
Net increase (decrease) in net assets from Fund share transactions	(18,663,486)	(110,767,323)
Increase (decrease) in net assets	(75,067,810)	(159,443,670)
Net assets at beginning of period	687,183,263	846,626,933
Net assets at end of period (including distributions in excess of net investment income of $3,173,745 and $2,730,517, respectively)	$ 612,115,453	$ 687,183,263

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A	Six Months Ended 2/29/16 (Unaudited)	Years Ended August 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 28.49	$ 30.38	$25.65	$ 21.78	$ 22.04	$ 20.29
Income (loss) from investment operations: Net investment income (loss)[a]	(.04)	.05	.01	.08	.16	.18
Net realized and unrealized gain (loss)	(2.32)	(1.75)	4.80	4.01	(.17)	1.65
Total from investment operations	(2.36)	(1.70)	4.81	4.09	(.01)	1.83
Less distributions from: Net investment income	—	(.19)	(.08)	(.22)	(.25)	(.09)
Increase from regulatory settlements	—	—	—	—	—	.01[d]
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 26.13	$ 28.49	$ 30.38	$25.65	$ 21.78	$ 22.04
Total Return (%)[b]	(8.28)c**	(5.62)[c]	18.75[c]	18.88[c]	(.01)[c]	9.07[d]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	56	66	87	86	98	143
Ratio of expenses before expense reductions (%)	1.52*	1.52	1.50	1.52	1.54	1.52
Ratio of expenses after expense reductions (%)	1.44*	1.40	1.42	1.31	1.52	1.52
Ratio of net investment income (loss) (%)	(.31)*	.17	.04	.35	.74	.78
Portfolio turnover rate (%)	21**	49	45	150	104	137

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charges.

[c] Total return would have been lower had certain expenses not been reduced.

[d] The Fund received $0.006 per share of non-affiliated regulatory settlements for the period ended August 31, 2011. Excluding these non-recurring payments, total return would have been 0.03% lower for the period ended August 31, 2011.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class C	Six Months Ended 2/29/16 (Unaudited)	Years Ended August 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 27.33	$ 29.18	$ 24.76	$ 21.02	$ 21.28	$ 19.66
Income (loss) from investment operations: Net investment income (loss)[a]	(.14)	(.16)	(.20)	(.10)	.00***	.03
Net realized and unrealized gain (loss)	(2.22)	(1.69)	4.62	3.88	(.17)	1.58
Total from investment operations	(2.36)	(1.85)	4.42	3.78	(.17)	1.61
Less distributions from: Net investment income	—	—	—	(.04)	(.09)	—
Increase from regulatory settlements	—	—	—	—	—	.01[d]
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 24.97	$ 27.33	$ 29.18	$ 24.76	$ 21.02	$ 21.28
Total Return (%)[b]	(8.64)c**	(6.34)[c]	17.85[c]	17.97[c]	(.75)	8.24[d]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	22	24	32	33	38	56
Ratio of expenses before expense reductions (%)	2.25*	2.25	2.23	2.26	2.26	2.26
Ratio of expenses after expense reductions (%)	2.19*	2.15	2.17	2.06	2.26	2.26
Ratio of net investment income (loss) (%)	(1.07)*	(.58)	(.72)	(.41)	.01	.04
Portfolio turnover rate (%)	21**	49	45	150	104	137

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charges.

[c] Total return would have been lower had certain expenses not been reduced.

[d] The Fund received $0.006 per share of non-affiliated regulatory settlements for the period ended August 31, 2011. Excluding these non-recurring payments, total return would have been 0.03% lower for the period ended August 31, 2011.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class R	Six Months Ended 2/29/16 (Unaudited)	Years Ended August 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 28.42	$ 30.31	$ 25.59	$ 21.72	$ 22.00	$ 20.24
Income (loss) from investment operations: Net investment income (loss)[a]	(.08)	(.02)	(.06)	.02	.09	.12
Net realized and unrealized gain (loss)	(2.31)	(1.76)	4.78	4.00	(.18)	1.63
Total from investment operations	(2.39)	(1.78)	4.72	4.02	(.09)	1.75
Less distributions from: Net investment income	—	(.11)	(.00)***	(.15)	(.19)	(.00)***
Increase from regulatory settlements	—	—	—	—	—	.01[c]
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 26.03	$ 28.42	$ 30.31	$ 25.59	$ 21.72	$ 22.00
Total Return (%)	(8.41)b**	(5.87)[b]	18.46[b]	18.59[b]	(.34)[b]	8.71[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4	4	6	6	6	33
Ratio of expenses before expense reductions (%)	1.89*	1.85	1.86	1.75	1.91	1.80
Ratio of expenses after expense reductions (%)	1.69*	1.65	1.67	1.56	1.80	1.80
Ratio of net investment income (loss) (%)	(.56)*	(.07)	(.20)	.10	.43	.50
Portfolio turnover rate (%)	21**	49	45	150	104	137

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

[c] The Fund received $0.006 per share of non-affiliated regulatory settlements for the period ended August 31, 2011. Excluding these non-recurring payments, total return would have been 0.03% lower for the period ended August 31, 2011.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class S	Six Months Ended 2/29/16 (Unaudited)	Years Ended August 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 28.40	$ 30.29	$ 25.57	$ 21.72	$ 21.99	$ 20.23
Income (loss) from investment operations: Net investment income (loss)[a]	(.01)	.13	.08	.15	.23	.26
Net realized and unrealized gain (loss)	(2.31)	(1.76)	4.79	3.99	(.19)	1.64
Total from investment operations	(2.32)	(1.63)	4.87	4.14	.04	1.90
Less distributions from: Net investment income	(.00)***	(.26)	(.15)	(.29)	(.31)	(.15)
Increase from regulatory settlements	—	—	—	—	—	.01[c]
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 26.08	$ 28.40	$ 30.29	$ 25.57	$ 21.72	$ 21.99
Total Return (%)	(8.16)b**	(5.40)[b]	19.07[b]	19.17[b]	.30	9.34[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	500	571	672	644	625	709
Ratio of expenses before expense reductions (%)	1.23*	1.20	1.20	1.22	1.24	1.21
Ratio of expenses after expense reductions (%)	1.19*	1.15	1.17	1.06	1.24	1.21
Ratio of net investment income (loss) (%)	(.06)*	.43	.28	.61	1.09	1.09
Portfolio turnover rate (%)	21**	49	45	150	104	137

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

[c] The Fund received $0.006 per share of non-affiliated regulatory settlements for the period ended August 31, 2011. Excluding these non-recurring payments, total return would have been 0.03% lower for the period ended August 31, 2011.

* Annualized

** Not annualized

*** Amount is less than $.005.

Institutional Class	Six Months Ended 2/29/16 (Unaudited)	Years Ended August 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 28.40	$ 30.29	$ 25.57	$ 21.73	$ 21.99	$ 20.24
Income (loss) from investment operations: Net investment income (loss)[a]	(.01)	.13	.09	.15	.25	.26
Net realized and unrealized gain (loss)	(2.31)	(1.76)	4.78	3.98	(.20)	1.64
Total from investment operations	(2.32)	(1.63)	4.87	4.13	.05	1.90
Less distributions from: Net investment income	(.00)***	(.26)	(.15)	(.29)	(.31)	(.16)
Increase from regulatory settlements	—	—	—	—	—	.01[c]
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 26.08	$ 28.40	$ 30.29	$ 25.57	$ 21.73	$ 21.99
Total Return (%)	(8.16)b**	(5.39)[b]	19.08[b]	19.17[b]	.31	9.42[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	30	21	48	41	40	39
Ratio of expenses before expense reductions (%)	1.17*	1.18	1.17	1.17	1.20	1.20
Ratio of expenses after expense reductions (%)	1.16*	1.15	1.16	1.05	1.20	1.20
Ratio of net investment income (loss) (%)	(.07)*	.44	.32	.62	1.17	1.10
Portfolio turnover rate (%)	21**	49	45	150	104	137

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

[c] The Fund also received $0.006 per share of non-affiliated regulatory settlements for the period ended August 31, 2011. Excluding these non-recurring payments, total return would have been 0.03% lower for the period ended August 31, 2011.

* Annualized

** Not annualized

*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Global Growth Fund (the "Fund") is a diversified series of Deutsche Global/International Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Maryland corporation.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class B shares automatically converted to Class A shares on February 10, 2016 and are no longer offered. Class B shares were not subject to an initial sales charge and were subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class R shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. As of period end, any securities on loan were collateralized by cash. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. During the period ended February 29, 2016, the Fund invested the cash collateral in Daily Assets Fund, an affiliated money market fund managed by Deutsche Investment Management Americas Inc. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.09% annualized effective rate as of February 29, 2016) on the cash collateral invested in Daily Assets Fund. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of February 29, 2016, the Fund had securities on loan, all of which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At August 31, 2015, the Fund had a net tax basis capital loss carryforward of approximately $495,074,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2017 ($334,986,000) and August 31, 2018 ($160,088,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2014 through August 31, 2015, the Fund elected to defer qualified late year losses of approximately $2,108,000 of net short-term realized capital losses and treat them as arising in the fiscal year ending August 31, 2016.

The Fund has reviewed the tax positions for the open tax years as of August 31, 2015 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, investments in Passive Foreign Investment Companies, recognition of certain foreign currency gains (losses) as ordinary income (loss) and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange (subject to certain exceptions). This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Expenses. Expenses of the Corporation arising in connection with a specific fund are allocated to that fund. Other Corporation expenses which cannot be directly attributed to a fund are apportioned among the funds in the Corporation based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended February 29, 2016, purchases and sales of investment securities (excluding short-term investments) aggregated $135,246,025 and $167,958,351, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Fund's average daily net assets	.915%
Next $500 million of such net assets	.865%
Next $500 million of such net assets	.815%
Next $500 million of such net assets	.765%
Over $2 billion of such net assets	.715%

Accordingly, for the six months ended February 29, 2016, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.90% of the Fund’s average daily net assets.

For the period from September 1, 2015 through September 30, 2015, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of certain classes as follows:

Class A	1.40%
Class B	2.15%
Class C	2.15%
Class R	1.65%
Class S	1.15%
Institutional Class	1.15%

Effective October 1, 2015 through November 30, 2016 (through February 10, 2016 for Class B), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of certain classes as follows:

Class A	1.45%
Class B	2.20%
Class C	2.20%
Class R	1.70%
Class S	1.20%
Institutional Class	1.20%

For the six months ended February 29, 2016 (through February 10, 2016 for Class B shares), fees waived and/or expenses reimbursed for each class are as follows:

Class A	$ 24,398
Class B	377
Class C	6,815
Class R	4,007
Class S	94,219
Institutional Class	1,061
$ 130,877

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended February 29, 2016, the Administration Fee was $328,330, of which $47,514 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended February 29, 2016 (through February 10, 2016 for Class B shares), the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at February 29, 2016
Class A	$ 17,622	$ 13,253
Class B	290	190
Class C	1,554	1,536
Class R	855	442
Class S	211,358	108,216
Institutional Class	762	622
	$ 232,441	$ 124,259

Distribution and Service Fees. Under the Fund's Class B, Class C and Class R 12b-1 Plans, DeAWM Distributors, Inc., ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75%, 0.75% and 0.25% of average daily net assets of each of Class B, C and R shares, respectively. In accordance with the Fund's Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class B, C and R shares. For the six months ended February 29, 2016 (through February 10, 2016 for Class B shares), the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at February 29, 2016
Class B	$ 529	$ 13
Class C	87,884	12,700
Class R	5,166	753
	$ 93,579	$ 13,466

In addition, DDI provides information and administrative services for a fee ("Servicing Fee") to Class A, B, C and R shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 29, 2016 (through February 10, 2016 for Class B shares), the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at February 29, 2016	Annualized Rate
Class A	$ 75,093	$ 23,336.24%
Class B	173	33.25%
Class C	29,090	9,341.25%
Class R	5,147	1,565.25%
	$ 109,503	$ 34,275

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 29, 2016 aggregated $421.

In addition, DDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended February 29, 2016 (through February 10, 2016 for Class B shares), the CDSC for Class B and C shares aggregated $900 and $488, respectively. A deferred sales charge of up to 0.75% is assessed on certain redemptions of Class A shares. For the six months ended February 29, 2016, DDI received $7 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended February 29, 2016, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $10,010, of which $5,194 is unpaid.

Directors' Fees and Expenses. The Fund paid retainer fees to each Director not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

D. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") shared in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at February 29, 2016.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 29, 2016		Year Ended August 31, 2015
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	139,216	$ 3,917,521	220,233	$ 6,510,825
Class B	—*	—*	116	3,495
Class C	96,056	2,609,071	27,779	796,901
Class R	11,686	318,588	30,519	901,118
Class S	101,151	2,802,487	411,001	12,145,463
Institutional Class	825,315	23,727,290	136,755	4,031,988
		$ 33,374,957		$ 24,389,790
Shares issued to shareholders in reinvestment of distributions
Class A	—	$ —	16,450	$ 474,746
Class R	—	—	635	18,299
Class S	930	26,330	179,610	5,158,424
Institutional Class	61	1,735	14,014	402,490
		$ 28,065		$ 6,053,959
Shares redeemed
Class A	(295,738)	$ (8,184,822)	(777,427)	$ (22,942,228)
Class B	(14,633)*	(386,730)*	(45,999)	(1,287,317)
Class C	(119,623)	(3,126,061)	(229,504)	(6,497,517)
Class R	(12,024)	(334,451)	(69,926)	(2,062,821)
Class S	(1,023,026)	(28,164,753)	(2,676,364)	(78,447,075)
Institutional Class	(427,815)	(11,870,228)	(997,413)	(29,974,216)
		$ (52,067,045)		$ (141,211,174)
Redemption fees		$ 537		$ 102
Net increase (decrease)
Class A	(156,522)	$ (4,267,276)	(540,744)	$ (15,956,557)
Class B	(14,633)*	(386,730)*	(45,883)	(1,283,822)
Class C	(23,567)	(516,668)	(201,725)	(5,700,614)
Class R	(338)	(15,863)	(38,772)	(1,143,404)
Class S	(920,945)	(25,335,852)	(2,085,753)	(61,143,188)
Institutional Class	397,561	11,858,903	(846,644)	(25,539,738)
		$ (18,663,486)		$ (110,767,323)

* For the period from September 1, 2015 to February 10, 2016. See Note A.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2015 to February 29, 2016).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended February 29, 2016 (Unaudited)
Actual Fund Return	Class A	Class C	Class R	Class S	Institutional Class
Beginning Account Value 9/1/15	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/29/16	$ 917.20	$ 913.60	$ 915.90	$ 918.40	$ 918.40
Expenses Paid per $1,000*	$ 6.86	$ 10.42	$ 8.05	$ 5.68	$ 5.53
Hypothetical 5% Fund Return	Class A	Class C	Class R	Class S	Institutional Class
Beginning Account Value 9/1/15	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/29/16	$ 1,017.70	$ 1,013.97	$ 1,016.46	$ 1,018.95	$ 1,019.10
Expenses Paid per $1,000*	$ 7.22	$ 10.97	$ 8.47	$ 5.97	$ 5.82

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class C	Class R	Class S	Institutional Class
Deutsche Global Growth Fund	1.44%	2.19%	1.69%	1.19%	1.16%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Directors approved the renewal of Deutsche Global Growth Fund’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2015.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2015, all of the Fund’s Directors were independent of DIMA and its affiliates.

— The Directors met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Directors (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Directors regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Directors were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset and Wealth Management ("Deutsche AWM") division. Deutsche AWM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Independent Directors that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to make significant investments in Deutsche AWM, including ongoing enhancements to Deutsche AWM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AWM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2014, the Fund’s performance (Class A shares) was in the 4th quartile, 3rd quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2014. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board observed that the Fund had experienced improved relative performance during the first seven months of 2015. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the Deutsche fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2014). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2014, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Lipper Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AWM. The Board noted that DIMA indicated that Deutsche AWM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the individual serving as DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Directors and counsel present. It is possible that individual Directors may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

deutschefunds.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DeAWM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

Deutsche Asset Management is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	SGQAX	SGQCX	SCOBX	SGQIX
CUSIP Number	25156A 775	25156A 817	25156A 833	25156A 700
Fund Number	407	707	2007	1407

For shareholders of Class R
Automated Information Line	Deutsche AM Flex Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

deutschefunds.com

Click "Retirement Plans" to reallocate assets, process transactions, review your funds, and subscribe to fund updates by e-mail through our secure online account access.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DeAWM Service Company 222 South Riverside Plaza Chicago, IL 60606-5806
Nasdaq Symbol	SGQRX
CUSIP Number	25156A 825
Fund Number	1512

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example. When you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.
Rev. 08/2015

Notes

Notes

Notes

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Growth Fund, a series of Deutsche Global/International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 29, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 29, 2016